Common Shares and Warrants (Tables)	12 Months Ended
Aug. 31, 2021
Common Shares and Warrants
Represents the tabular disclosure of share issuance relating to option and warrant exercises.
Type of Issuance	Number of Shares	Total Value $
Warrant exercise	610,189	4,015,043
Private placement (1)	2,102,856	11,039,996
Per agreements(2)	12,178	85,000
	2,725,223	15,140,039
Type of Issuance	Number of Shares	Total Value $
Warrants exercised	-	-
Options exercised	7,333	30,030
Private placement (1)	356,332	2,859,916
Per agreements(2)	11,574	100,000
	375,239	2,989,946

Schedule of warrant
	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2019	94,177	41.50
Cancelled/Expired	(25,000)	45.00
Issued	402,431	12.74
Balance August 31, 2020	471,608	16.77
Cancelled/Expired	(44,161)	67.50
Exercised	(610,189)	6.58
Issued	2,630,017	6.58
Balance August 31, 2021	2,447,275	8.00

Schedule of Stockholders' Equity Note, Warrants or Rights, Valuation Assumptions
	August 31 2021	August 31 2020
Expected volatility	103%	91%-94%
Risk-free interest rate	0.16%	0.36%-2.87%
Expected life	3 years	2 – 5 years
Dividend yield	0%	0%
Estimated fair value per warrant	$6.51	$8.40 – $16.20

Schedule of warrants outstanding
Number of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
61,090	0.20 – 3.25 years	36.00
7,500	1.18 years	24.00
317,190	3.68 – 3.70 years	10.50
116,667	2.62 – 3.54 years	9.00
200,000	2.62 years	7.00
1,719,828	4.38 years	6.58
25,000	0.11 years	4.20
2,447,275	3.98 years	8.00